Financial Instruments	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments	FINANCIAL INSTRUMENTS
The Group's financial instruments consist of cash, short-term deposits, restricted cash, accounts receivable and other receivables, trade accounts payable and accrued liabilities and long-term debt and lease liabilities. The Group, through its financial assets and liabilities, has exposure to the following risks from its use of financial instruments: interest rate risk, credit risk, liquidity risk and currency risk. Senior management and Board are responsible for setting risk levels and reviewing risk management activities as they determine necessary.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to fluctuations in interest rates with respect to its variable rate on its Credit Facility. The interest rate risk profile of the Group's interest-bearing financial instruments was as follows:
21. FINANCIAL INSTRUMENTS (CONT’D)

As at	March 31,
	2020	2019
	$	$
Variable rate financial instruments
Credit Facility (note 10)	37,615	24,949
Other long-term debt (note 10)	347	—
	37,962	24,949

For the year ended March 31, 2020, the Group has determined that a reasonably possible increase or decrease of 100 basis point in interest rates of the above variable-rate financial liabilities would not have a significant impact on equity and profit or loss. This analysis assumes that all other variables remain constant, in particular foreign currency exchange rates. It has been performed on the same basis for the year ended March 31, 2019.
The Group does not account for any fixed rate financial liabilities at FVPTL. Therefore, a change in interest rates at the reporting date would not affect equity and profit or loss.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s activities are financed through a combination of cash flows from operations, borrowings under existing credit facilities, issuance of debt and issuance of equity. As a result of the effect of COVID-19, unanticipated pressures may occur on liquidity. In order to manage its exposure to liquidity risk, the Group’s primary goal is to maintain an optimal level of liquidity through an active management of assets and liabilities as well as cash flows. Despite the pandemic, the Group continues to be in regular contact with customers. Also, as at March 31, 2020, the Group has an unused capacity of approximately $22,000,000 under its authorized secured senior revolving credit facility of $60,000,000.
The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities.

As at	March 31, 2020
	Carrying amount	Total	Less than 1 year	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	28,970	28,970	28,970	—	—	—
Credit Facility	37,615	39,775	1,178	38,597	—	—
Balances of purchase payable, non-interest bearing	15,609	17,006	1,000	3,259	12,747	—
Other (included in long-term debt)	347	347	126	101	120	—
Lease liabilities	13,232	16,091	2,020	2,018	6,464	5,589
	95,773	102,189	33,294	43,975	19,331	5,589

21. FINANCIAL INSTRUMENTS (CONT’D)

As at	March 31, 2019
	Carrying amount	Total	1 year or less	1-2 years	2-5 years	More than 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	28,162	28,162	28,162	—	—	—
Credit Facility	24,949	29,149	1,493	1,493	26,163	—
Balance of purchase payable, non-interest bearing	3,765	4,100	1,000	1,000	2,100	—
	56,876	61,411	30,655	2,493	28,263	—

Credit risk
Credit risk is the risk of loss due to a counterparty's inability to meet its obligations. At March 31, 2020 and 2019, the Group's credit risk exposure consists mainly of the carrying amounts of cash and short-term deposits held with major Canadian banks, accounts receivable and other receivables, and unbilled revenue. The carrying amounts of financial assets and unbilled revenue represent the maximum credit exposure.
Impairment losses recognized in profit or loss is not significant both in 2020 and 2019.
The credit risk in respect of cash balances and short-term deposits is minimal as they are held with reputable financial institutions.
With respect to accounts receivable and unbilled revenue, the Group is exposed to a concentration of credit risk on significant customers operating in Canada, as identified in note 4. However, this credit risk exposure is mitigated by the relative size and nature of the business carried on by such customers. Also, the Group has a large and diversified client base from clients engaged in various industries, including banks with high credit-rating, government agencies, telecommunications and retails. Historically, the Group has not made any significant write-offs. Notwithstanding the impact of COVID-19, the Group’s credit risk exposure remains relatively low. A substantial portion of accounts receivable and unbilled revenues are with customers who operate in industries for which credit risk has not increased significantly following the pandemic. However, if a key customer experiences financial difficulties or fails to comply with its contractual obligations which may occur as the pandemic continues, this could result in a significant financial loss to the Group.
In order to manage its exposure to credit risk and assess credit quality, the Group established a credit policy under which collection of account receivable is a priority. Each new customer is analyzed individually for creditworthiness before the Group enters into contract. The financial stability and liquidity of customers are assessed on a regular basis, which included the review of default risk associated with the industry in which customers operate. The Group also limits its exposure by setting credit limits when deemed necessary. No significant adjustments were made to allowance for doubtful accounts in connection with this assessment.
For both 2020 and 2019, allowance for doubtful accounts was not significant.
21. FINANCIAL INSTRUMENTS (CONT’D)
Currency risk
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which cash, accounts receivables and other receivables, accounts payables and accrued liabilities and borrowings are denominated and the respective functional currencies of Group’s companies. The currencies in which these financial instruments are mainly denominated is USD. Other currencies have no significant impact on the Group’s exposure to currency risk.
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow.

As at	March 31,
	2020	2019
	USD	USD
Cash	891	1,004
Accounts receivable and other receivables	377	80
Accounts payable and accrued liabilities	(944)	(110)
Credit Facility	(14,000)	(18,550)
Net statement of financial position exposure	(13,676)	(17,576)

The following table illustrates the sensitivity of profit and equity in regards to the Group’s financial assets and financial liabilities and the USD/Canadian dollars exchange rate ‘all other things being equal’. It assumes a +/- 8% change of the USD/Canadian dollars exchange rate for the year ended March 31, 2020 (2019: +/-6%). This percentage has been determined based on the average market volatility in exchange rate in the previous twelve months. The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date

			Profit or loss
Effect in Canadian dollar			Strengthening	Weakening
As at March 31, 2020
USD	8%	Movement	(1,087)	1,087
As at March 31, 2019
USD	6%	Movement	(1,115)	1,115
Fair Value of Financial Instruments
Financial instruments recorded at fair value on the consolidated statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:
•Level 1 - Valuation based on quoted prices observed in active markets for identical assets or liabilities.
•Level 2 - Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•Level 3 - Valuation techniques with significant unobservable market inputs. A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
21. FINANCIAL INSTRUMENTS (CONT’D)
The fair value of the long-term debt is estimated by discounting expected cash flows at rates that would be currently offered to the Group for debts of the same remaining maturities and conditions (level 2). For both 2020 and 2019, the Group has determined that the fair value of the Credit Facility and the balance of purchase payable are not significantly different than their carrying amount of approximately $37,615,000 and $15,609,000 as at March 31, 2020, respectively ($24,949,000 and $3,765,000 as at March 31, 2019, respectively).